Unaudited Statement of Financial Condition - Securitize Holdings, Inc. - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Oct. 17, 2025
ASSETS
Petty Cash	$ 1	$ 1
Total Assets	1	1
LIABILITIES AND STOCKHOLDER’S EQUITY
Total Liabilities	0	0
Common stock, $0.0001 par value; 10,000 shares authorized and issued	1	1
Total Stockholder’s Equity/Deficit	1	1	$ 0
Total liabilities, mezzanine equity and stockholders’ equity/deficit	$ 1	$ 1